Schedule of Investments (unaudited) April 30, 2021	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
GUD Holdings Ltd.	22,357	$230,550

Belgium — 1.0%
Solvay SA	12,798	1,629,979
Umicore SA	33,496	2,038,704

		3,668,683

Canada — 1.3%
ElectraMeccanica Vehicles Corp.(a)(b)	33,812	140,320
Magna International Inc.	49,059	4,629,141
Martinrea International Inc.	16,985	184,319

		4,953,780

China — 3.1%
BYD Co. Ltd., Class H	128,000	2,641,792
Ganfeng Lithium Co. Ltd., Class H(c)	53,600	721,857
NIO Inc., ADR(a)	169,344	6,746,665
XPeng Inc., ADR(a)	47,843	1,430,984

		11,541,298

France — 0.6%
Cie. Plastic Omnium SA	10,744	361,624
Faurecia SE(a)	13,509	730,170
Valeo SA	40,606	1,316,867

		2,408,661

Germany — 8.7%
Bayerische Motoren Werke AG	56,959	5,718,507
Continental AG(a)	19,118	2,592,324
Daimler AG, Registered	154,802	13,799,262
Hella GmbH & Co. KGaA(a)	9,006	540,553
Infineon Technologies AG	228,547	9,234,564
OSRAM Licht AG(a)	4,661	292,048

		32,177,258

Hong Kong — 0.1%
Johnson Electric Holdings Ltd.	85,000	226,540

Italy — 1.3%
Ferrari NV	21,567	4,625,192

Japan — 9.2%
Aisin Corp.	23,700	912,831
Alps Alpine Co. Ltd.	39,500	478,460
Denso Corp.	71,100	4,591,692
GS Yuasa Corp.	8,600	232,496
Honda Motor Co. Ltd.	252,800	7,474,952
Koito Manufacturing Co. Ltd.	16,800	1,046,686
Musashi Seimitsu Industry Co. Ltd.	8,600	150,198
NHK Spring Co. Ltd.	31,600	233,592
Nissan Motor Co. Ltd.(a)	379,200	1,900,076
Nissha Co. Ltd.	7,900	92,657
Subaru Corp.	98,100	1,819,658
Tokai Rika Co. Ltd.	8,600	138,947
Toyoda Gosei Co. Ltd.	8,600	210,073
Toyota Boshoku Corp.	15,800	294,303
Toyota Motor Corp.	190,700	14,178,847
TS Tech Co. Ltd.	15,800	220,149

		33,975,617

Netherlands — 4.7%
Alfen Beheer BV(a)(c)	4,029	321,077
NXP Semiconductors NV	48,585	9,353,099
STMicroelectronics NV	111,074	4,166,430

Security	Shares	Value

Netherlands (continued)
Yandex NV, Class A(a)	52,377	$3,433,312

		17,273,918

South Korea — 9.5%
Hanon Systems	30,889	449,860
Hyundai Mobis Co. Ltd.	11,218	2,722,938
Hyundai Motor Co.	24,174	4,607,262
Hyundai Wia Corp.	3,397	212,551
Iljin Materials Co. Ltd.	3,871	240,469
LG Chem Ltd.	7,979	6,685,331
Samsung Electronics Co. Ltd.	201,371	14,754,112
Samsung SDI Co. Ltd.	9,006	5,295,028
SNT Motiv Co. Ltd.	1,191	65,527

		35,033,078

Spain — 0.1%
Cie. Automotive SA	11,613	323,770

Sweden — 2.9%
Hexagon AB, Class B	48,190	4,601,438
Volvo AB, Class B	247,538	6,055,434

		10,656,872

Switzerland — 2.8%
ABB Ltd., Registered	313,946	10,206,128
Autoneum Holding AG(a)	790	152,794

		10,358,922

Taiwan — 1.4%
Delta Electronics Inc.	316,000	3,422,117
Innolux Corp.	1,501,000	1,617,445
International CSRC Investment Holdings Co.	173,430	188,437
Sunonwealth Electric Machine Industry Co. Ltd.	29,000	54,921

		5,282,920

United Kingdom — 1.9%
Aptiv PLC(a)	47,795	6,877,223

United States — 47.7%
Adient PLC(a)	17,143	794,407
Advanced Micro Devices Inc.(a)	140,857	11,496,748
Albemarle Corp.	18,565	3,122,076
Alphabet Inc., Class A(a)	7,229	17,013,452
Altra Industrial Motion Corp.	10,744	634,003
Ambarella Inc.(a)	6,399	623,839
Analog Devices Inc.	64,148	9,824,908
Apple Inc.	108,230	14,227,916
Autoliv Inc.(a)	15,089	1,518,859
Blink Charging Co.(a)(b)	5,436	200,045
BorgWarner Inc.	42,107	2,045,558
Cooper-Standard Holdings Inc.(a)	4,977	144,532
CTS Corp.	5,451	177,267
Dana Inc.	27,018	683,555
DuPont de Nemours Inc.	127,901	9,862,446
Eaton Corp. PLC	69,678	9,959,077
Ford Motor Co.(a)	686,115	7,917,767
Garmin Ltd.	26,781	3,675,424
General Motors Co.	233,761	13,375,804
Gentex Corp.	42,423	1,492,441
Gentherm Inc.(a)	6,320	449,984
II-VI Inc.(a)	17,696	1,188,109
Intel Corp.	255,012	14,670,840
Lear Corp.	10,744	1,975,177
Methode Electronics Inc.	6,162	276,859

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NVIDIA Corp.	24,411	$14,655,876
Qorvo Inc.(a)	19,671	3,701,492
QUALCOMM Inc.	84,056	11,666,973
Standard Motor Products Inc.	4,503	192,863
Stoneridge Inc.(a)	5,293	175,992
Synaptics Inc.(a)(b)	6,083	850,829
Tenneco Inc., Class A(a)	15,642	157,515
Tesla Inc.(a)	22,199	15,748,859
Veoneer Inc.(a)(b)	22,278	510,166
Visteon Corp.(a)	5,688	692,855
XL Fleet Corp.(a)(b)	25,122	170,830

		175,875,343

Total Common Stocks — 96.4% (Cost: $325,248,999)		355,489,625

Preferred Stocks

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	21,346	1,119,252

Germany — 3.0%
Porsche Automobil Holding SE, Preference Shares, NVS	27,018	2,848,475
Volkswagen AG, Preference Shares, NVS	32,153	8,387,540

		11,236,015

Total Preferred Stocks — 3.3% (Cost: $9,354,371)		12,355,267

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	768,316	$768,700
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	470,000	470,000

		1,238,700

Total Short-Term Investments — 0.4% (Cost: $1,238,700)		1,238,700

Total Investments in Securities — 100.1% (Cost: $335,842,070)		369,083,592

Other Assets, Less Liabilities — (0.1)%		(188,684)

Net Assets — 100.0%		$368,894,908

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,376	$748,885	(a)	$—	$(563)	$2	$768,700	768,316	$18,414	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	470,000	(a)	—	—	—	470,000	470,000	41		—

					$(563)	$2	$1,238,700		$18,455		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/18/21	$284	$1,577
S&P 500 E-Mini Index	3	06/18/21	626	13,908

				$15,485

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Self-Driving EV and Tech ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$355,489,625	$—	$—	$355,489,625
Preferred Stocks	12,355,267	—	—	12,355,267
Money Market Funds	1,238,700	—	—	1,238,700

	$369,083,592	$—	$—	$369,083,592

Derivative financial instruments(a)
Assets
Futures Contracts	$15,485	$—	$—	$15,485

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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